UBS PaineWebber Cashfund, Inc.
                               51 West 52nd Street
                          New York, New York 10019-6114



                                                                  August 5, 2002



EDGAR FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      UBS PaineWebber Cashfund, Inc. (the "Company")
                  File Nos. 2-60655 and 811-2802

Ladies and Gentlemen:

         Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the "Act"), the above-named registrant hereby certifies that:

         (a) the form of Statement of Additional Information dated July 29, 2002 that would have been filed under Rule 497(c) under the Act would not have differed from that contained in Post-Effective Amendment No. 42 to the Company's registration statement on Form N-1A, which is the most recent amendment filed with the Commission; and

         (b) the text of Post-Effective Amendment No. 42 was filed electronically with the Commission on July 29, 2002.

         If you have any questions regarding the foregoing, please call Rita Rubin at (212) 882-5596 or the undersigned at (212) 882-5572.

                                   Sincerely,



                                   By:    /s/ David M. Goldenberg
                                          -----------------------
                                   Name:  David M. Goldenberg
                                   Title: Vice President and
                                          Assistant Secretary